GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 560	$ 633
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	400	311
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	158	301
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 2	$ 21